SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION
Schedule of the Company's share-based compensation expense by types of award
	2013	2014	2015
	$	$	$
Share options	2,756,308	1,784,501	2,774,046
Restricted shares	2,911,538	2,615,228	3,233,038

Total share-based compensation expense	5,667,846	4,399,729	6,007,084

Summary of restricted share activity

	Number of shares	Weighted average grant date fair value
Non-vested at January 1, 2015	33,507,224	$0.16
Granted	36,662,000	$0.24
Vested	(11,125,312)	$0.27
Forfeited	(2,856,779)	$0.19

Non-vested at December 31, 2015	56,187,133	$0.19

Summary of share option activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Options	Price	Term	Value
Options outstanding at December 31,2014	129,010,112	$0.20	3.13
Granted	17,750,100	$0.19
Exercised	(12,080,500)	$0.09
Forfeited	(8,767,497)	$0.24

Options outstanding at December 31, 2015	125,912,215	$0.21	2.48	7,405,005
Options vested or expected to vest at December 31, 2015	114,196,051	$0.21	2.35	7,219,611
Options exercisable at December 31, 2015	71,985,198	$0.23	1.76	5,281,056

Schedule of weighted average assumptions used to calculate the grant date fair value of share options
	2013	2014	2015
Risk free rate of return	0.39%	0.80%	0.90%
Expected term	3.50	3.50	3.50
Volatility ratio	74.51%	79.26%	73.97%
Dividend yield	—	—	—